Related Party Transactions and Key Management Compensation	12 Months Ended
Aug. 31, 2020
Notes To Financial Statements [Abstract]
Related Party Transactions and Key Management Compensation

9. Related party transactions and key management compensation

Related parties include the Board of Directors and officers, close family members and enterprises that are controlled by these individuals as well as certain consultants performing similar functions.

(a) Tanzanian Gold Corporation entered into the following transactions with related parties:

Year ended August 31,	Notes	2020	2019	2018
Legal services	(i)	$Nil	$Nil	$Nil
Consulting	(ii)	$241,209	$229,414	$215,108
Consulting	(iii)	$628,751	$246,602	$Nil
Consulting	(iv)	$217,285	$170,718	$Nil

(i) The Company previously engaged a legal firm for professional services in which one of the Company’s directors is a partner.  During the year ended August 31, 2020, the legal expense charged by the firm was $nil (2019 - $nil, 2018 - $nil).  As at August 31, 2020, $335,940 remains payable (August 31, 2019 - $335,940).

(ii) During the year ended August 31, 2020, $241,209 (2019 - $229,414, 2018 - $215,108) was paid for consulting and website/data back-up services to companies controlled by individuals associated with the former CEO and current director.

(iii) During the year ended August 31, 2020, $628,751 (2019 - $246,602, 2018 - $nil) was paid for drill mobilization, advances on drilling services, and payments due under agreement, to Stamico, the Company’s joint venture partner on the Buckreef Gold Project.

(iv) During the year ended August 31, 2020, $217,285 (2019 - $170,718, 2018 - $nil) was paid for consulting services to a company controlled by a director.

As at August 31, 2020, the Company has a receivable of $62,606 (August 31, 2019 - $45,368) from an organization associated with the Company’s President and former CEO and current director and from current officers and directors.  The Company also has a receivable of $nil (August 31, 2019 - $33,071) from Stamico.

As at August 31, 2020, the Company has outstanding leases due under lease obligations as described in note 5 of $88,207 (August 31, 2019 - $78,784) repayable within 1 year.

(b) Remuneration of Directors and key management personnel (being the Company’s Chief Executive Officer, Chief Financial Officer and Chief Operating Officer) of the Company was as follows:

Year ended August 31,	2020		2019			2018
	Fees, salaries and benefits (1)	Share based payments (2)	Fees, salaries and benefits (1)	Share based payments (2)	Fees, salaries and benefits (1)	Share based payments (2)
Management	$ 626,379	$ 2,117,500	$ 576,264	$ nil	$ 636,744	$ 773,348
Directors	243,281	1,247,400	111,625	nil	111,625	414,000
Total	$ 869,660	$ 3,364,900	$ 687,889	$ nil	$ 748,369	$ 1,187,348

   (1)  Salaries and benefits include director fees. The board of directors do not have employment or service contracts with the Company. Directors are entitled to director fees and RSU’s for their services and officers are entitled to cash remuneration and RSU’s for their services.

    (2)  All stock option share based compensation is based on the accounting expense recorded in the year.

As at August 31, 2020, included in trade and other payables is $1,124,000 (August 31, 2019 - $927,000) due to these key management personnel with no specific terms of repayment.